Options	12 Months Ended
Jun. 30, 2020
Share-based Payment Arrangement [Abstract]
Options

NOTE 15 – OPTIONS

On November 10, 2017, the Company signed a consulting agreement to engage TJ Capital Management, L.P. (“TJ Capital”) to provide strategic consulting services to the Company in matters relating to investor relations, capital markets and shareholder value creation strategy.

As the part of the agreement, TJ Capital was granted stock option to purchase 160,000 shares of the Company’s common stock. The options are exercisable at a purchase price of $1.50 per share with no restriction for sale, among which options 60,000 shares were to vest 7 months after the Company’s IPO date, 50,000 shares were to vest 10 months after the IPO date, and 50,000 shares were to vest 15 months after the IPO date.

On May 23, 2019, the Company signed a service termination agreement with TJ Capital to terminate the consulting agreement previously entered on November 10, 2017. As a result, the options granted under the original service agreement were also cancelled. No stock-based compensation expenses were accrued up to the date of the termination of this agreement, because TJ Capital had not provided the services.

On July 30, 2019, the Company negotiated and signed a new Corporate and Executive Service Agreement with TJ Capital to provide strategic consulting services to the Company relating to services such as investor relations, capital markets and shareholder value creation strategy. The consulting service period is for two years, unless sooner terminated by either party or extended by the agreement of both parties. Pursuant to the agreement, as the compensation for the services, TJ Capital will be granted stock options to purchase 160,000 shares of the Company’s Class A common shares. The options are exercisable at a purchase price of $1.50 per share, and the options shall be deemed to be fully paid at a rate of 6,667 options per month, commencing on August 1, 2019. The aggregated fair value of the options granted to TJ Capital was $284,300. The fair value has been estimated using the Black-Scholes pricing model with the following weighted-average assumptions: market value of underlying stock of $2.90; risk free rate of 1.85%; expected term of 2 years; exercise price of the options of $1.50; volatility of 77.0%; and expected future dividends of $Nil. As of June 30, 2020, no options were exercised by TJ Capital and 73,337 options were vested.

On May 28, 2017, the Company signed an employment agreement with Dr. Yunhao Chen, the Chief Financial Officer of the Company. As the part of the compensation, the Company agreed to grant Ms. Chen options to purchase up to 120,000 Class A common shares, at an exercise price of $1.50 per share. The grant was effective at the IPO date and the options vest at a rate of 5,000 per month, beginning one month following completion of the IPO.

The aggregate fair value of the options granted to Dr. Yunhao Chen, the CFO, was $440,840. The fair value has been estimated using the Black-Scholes pricing model with the following weighted-average assumptions: market value of underlying stock of $5.0; risk free rate of 1.84%; expected term of 2 years; exercise price of the options of $1.50; volatility of 69.5%; and expected future dividends of $Nil. As of June 30, 2020, all of 120,000 options were vested and no options were exercised by the CFO.

On May 28, 2017, the Company signed an employment agreement with Mr. Silong Chen, the Chief Executive Officer of the Company. As the part of the compensation, the Company agrees to grant Mr. Chen options to purchase up to 360,000 Class A common shares, at an exercise price of $1.50 per share. The grant was effective at the IPO date and the options vest at a rate of 10,000 per month, beginning one month following completion of the IPO. On October 31, 2019, Mr. Silong Chen voluntarily waived the remaining unvested 140,000 options.

The aggregate fair value of the options granted to Mr. Silong Chen was $1,385,500. The fair value has been estimated using the Black-Scholes pricing model with the following weighted-average assumptions: market value of underlying stock of $5.0; risk free rate of 1.94%; expected term of 3 years; exercise price of the options of $1.50; volatility of 74.7%; and expected future dividends of $Nil. As of June 30, 2020, no options were exercised by the CEO and 220,000 options were vested.

The Company recorded $394,465, $682,254 and $341,127 stock-based compensation expense for the years ended June 30, 2020, 2019 and 2018, respectively.

As of June 30, 2020, the Company had 413,337 outstanding vested stock options with a weighted average remaining term over 0.19 years and 86,663 unvested stock options with a weighted average remaining term over 1.08 years. The following table summarized the Company’s stock option activity:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life in Years
Outstanding, June 30, 2018	640,000	$1.50	1.81
Exercisable, June 30, 2018	90,000	$1.50	2.14

Granted	-	$-	-
Cancelled	(160,000)	-	-
Exercised	-	-	-

Outstanding June 30, 2019	480,000	$1.50	1.22
Exercisable, June 30, 2019	270,000	$1.50	1.14

Granted	160,000	-	-
Cancelled	(140,000)	-	-
Exercised	-	-	-

Outstanding June 30, 2020	500,000	1.50	0.35
Exercisable, June 30, 2020	413,337	$1.50	0.19